Note 18 - Fair Values of Financial Instruments - Assets Measured on Nonrecurring Basis (Details) - Fair Value, Nonrecurring [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Impaired loans	$ 0	$ 0
Assets, Fair Value Disclosure, Total	0	0
Other real estate owned		0
Fair Value, Inputs, Level 1 [Member]
Impaired loans	0	0
Assets, Fair Value Disclosure, Total	0	0
Other real estate owned		0
Fair Value, Inputs, Level 2 [Member]
Impaired loans	2,074	109
Assets, Fair Value Disclosure, Total	2,074	1,230
Other real estate owned		1,121
Fair Value, Inputs, Level 3 [Member]
Impaired loans	2,074	109
Assets, Fair Value Disclosure, Total	$ 2,074	1,230
Other real estate owned		$ 1,121